Commitments and Contingencies (Details Narrative) (10Q) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Rent expenses	$ 47,373	$ 57,372	$ 154,838	$ 187,975	$ 244,621	$ 250,744
Percentage of net profit interest			20.00%		20.00%
Chief Executive Officer [Member]
Professional consulting contract expense			$ 750,000
Due to related parties		$ 225,000		$ 225,000	$ 1,000,000
Chief Executive Officer [Member] | December 31, 2016 [Member]
Due to related parties	$ 1,000,000		$ 1,000,000
Operating Facilities [Member]
Lease expire date			Sep. 30, 2017